Investment Securities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities [Table Text Block]

At March 31, 2015:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥35,079,893	¥327,023		¥1,284		¥35,405,632
Japanese prefectural and municipal bonds	186,872	7,610		67		194,415
Foreign governments and official institutions bonds	1,661,286	23,590		2,372		1,682,504
Corporate bonds	1,226,314	30,438		1,128		1,255,624
Residential mortgage-backed securities	942,256	640		11,168		931,728
Commercial mortgage-backed securities	207,534	1,848		1,800		207,582
Asset-backed securities	1,255,920	559		10,439		1,246,040
Other debt securities(1)	179,915	5,537		3,149		182,303
Marketable equity securities	2,568,291	3,823,020		6,735		6,384,576

Total	¥43,308,281	¥4,220,265		¥38,142		¥47,490,404

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,126,212	¥16,091		¥1,535		¥1,140,768
Foreign governments and official institutions bonds	77,487	1,556		—		79,043
Corporate bonds	300	—		—		300
Residential mortgage-backed securities	716,296	9,206	(2)	649	(3)	724,853
Commercial mortgage-backed securities	209,517	6,438		778	(3)	215,177
Asset-backed securities	2,000,639	25,746		2,387		2,023,998

Total	¥4,130,451	¥59,037		¥5,349		¥4,184,139

Notes:	(1)	Other debt securities in the table above include ¥182,303 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying consolidated balance sheets were ¥320 million at March 31, 2015 and are not included in the table above.
	(3)	MUFG Americas Holdings Corporation (“MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,545 million and ¥9,909 million, respectively, at March 31, 2015 and are not included in the table above.

At September 30, 2015:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥30,187,524	¥306,641		¥690		¥30,493,475
Japanese prefectural and municipal bonds	190,660	6,879		50		197,489
Foreign governments and official institutions bonds	1,866,095	24,462		1,481		1,889,076
Corporate bonds	1,098,517	28,000		571		1,125,946
Residential mortgage-backed securities	955,701	487		10,054		946,134
Commercial mortgage-backed securities	203,772	1,348		2,016		203,104
Asset-backed securities	1,425,804	2,297		11,085		1,417,016
Other debt securities(1)	176,524	4,836		2,414		178,946
Marketable equity securities	2,589,119	3,282,102		47,752		5,823,469

Total	¥38,693,716	¥3,657,052		¥76,113		¥42,274,655

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,171	¥22,974		¥—		¥1,124,145
Foreign governments and official institutions bonds	166,697	1,899		616		167,980
Corporate bonds	250	—		—		250
Residential mortgage-backed securities	854,004	8,850	(2)	2,664	(3)	860,190
Commercial mortgage-backed securities	207,877	6,529		435	(3)	213,971
Asset-backed securities	1,668,299	14,062		3,870		1,678,491

Total	¥3,998,298	¥54,314		¥7,585		¥4,045,027

Notes:	(1)	Other debt securities in the table above include ¥176,940 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥277 million at September 30, 2015 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥7,015 million and ¥9,482 million, respectively, at September 30, 2015 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥228	¥228	¥12,545,849
Due from one year to five years	110,726	113,941	13,409,395
Due from five years to ten years	2,506,541	2,543,193	5,566,108
Due after ten years	1,380,803	1,387,665	4,929,834

Total	¥3,998,298	¥4,045,027	¥36,451,186

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2015:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,858,282	¥1,284	¥—	¥—	¥6,858,282	¥1,284	35
Japanese prefectural and municipal bonds	12,943	67	—	—	12,943	67	8
Foreign governments and official institutions bonds	308,929	1,161	139,795	1,211	448,724	2,372	74
Corporate bonds	181,030	882	65,506	246	246,536	1,128	490
Residential mortgage-backed securities	74,782	213	760,354	10,955	835,136	11,168	329
Commercial mortgage-backed securities	17,290	50	104,223	1,750	121,513	1,800	128
Asset-backed securities	109,186	873	184,172	9,566	293,358	10,439	125
Other debt securities	9,086	318	112,972	2,831	122,058	3,149	50
Marketable equity securities	104,102	6,714	616	21	104,718	6,735	65

Total	¥7,675,630	¥11,562	¥1,367,638	¥26,580	¥9,043,268	¥38,142	1,304

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥198,580	¥1,535	¥—	¥—	¥198,580	¥1,535	1
Residential mortgage-backed securities	48,068	189	282,193	460	330,261	649	151
Commercial mortgage-backed securities	16,155	35	187,059	743	203,214	778	31
Asset-backed securities	141,347	598	439,391	1,789	580,738	2,387	22

Total	¥404,150	¥2,357	¥908,643	¥2,992	¥1,312,793	¥5,349	205

	Less than 12 months		12 months or more		Total
At September 30, 2015:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥467,294	¥690	¥—	¥—	¥467,294	¥690	24
Japanese prefectural and municipal bonds	8,560	50	—	—	8,560	50	6
Foreign governments and official institutions bonds	187,061	997	96,872	484	283,933	1,481	64
Corporate bonds	105,337	272	31,181	299	136,518	571	265
Residential mortgage-backed securities	570,862	5,213	311,687	4,841	882,549	10,054	370
Commercial mortgage-backed securities	131,306	1,873	10,891	143	142,197	2,016	129
Asset-backed securities	66,066	219	144,380	10,866	210,446	11,085	91
Other debt securities	2,389	66	100,443	2,348	102,832	2,414	40
Marketable equity securities	352,091	47,643	1,020	109	353,111	47,752	174

Total	¥1,890,966	¥57,023	¥696,474	¥19,090	¥2,587,440	¥76,113	1,163

Held-to-maturity securities:
Debt securities:
Foreign governments and official institutions bonds	¥75,604	¥616	¥—	¥—	¥75,604	¥616	13
Residential mortgage-backed securities	232,750	2,545	228,547	119	461,297	2,664	184
Commercial mortgage-backed securities	26,074	40	177,419	395	203,493	435	31
Asset-backed securities	375,612	1,619	367,871	2,251	743,483	3,870	31

Total	¥710,040	¥4,820	¥773,837	¥2,765	¥1,483,877	¥7,585	259

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	Six months ended September 30,
	2014	2015
	(in millions)
Balance at beginning of period	¥12,556	¥8,814

Additions:
Initial credit impairments	713	1,183
Subsequent credit impairments	310	40

Reductions:
Securities sold or matured	(4,538)	(1,894)

Balance at end of period	¥9,041	¥8,143